Warrants Liability - Schedule of fair value determined using black-scholes option (Details) - Warranty Liability [Member] - $ / shares		1 Months Ended	3 Months Ended						12 Months Ended
	Dec. 13, 2024	Jul. 31, 2025	Mar. 31, 2026	Mar. 20, 2026	Jun. 25, 2025	Mar. 28, 2025	Mar. 06, 2025	Jan. 20, 2025	Dec. 31, 2024
December 2024 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price	$ 5.8				$ 33.48				$ 5.2
Exercise price	$ 7				$ 7				$ 7
Expected dividend yield (in Shares)	0				0				0
Risk free interest rate	2.97%				2.94%				2.96%
Expected life	5 years				4 years 5 months 19 days				4 years 11 months 12 days
Expected volatility	104.39%				118.86%				104.52%
Foreign exchange rate	$ 0.7				$ 0.73				$ 0.7
January 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price					33.48			$ 4.9
Exercise price					$ 5.25			$ 5.25
Expected dividend yield (in Shares)					0			0
Risk free interest rate					2.90%			2.99%
Expected life					4 years 6 months 29 days			5 years
Expected volatility					118.86%			106.90%
Foreign exchange rate					$ 0.73			$ 0.7
March 6, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price					33.48		$ 6.44
Exercise price					$ 5.25		$ 5.25
Expected dividend yield (in Shares)					0		0
Risk free interest rate					2.90%		2.72%
Expected life					4 years 8 months 12 days		5 years
Expected volatility					118.86%		115.20%
Foreign exchange rate					$ 0.73		$ 0.7
March 28, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price						$ 11.08
Exercise price		$ 7				$ 7
Expected dividend yield (in Shares)		0
Risk free interest rate						2.61%
Expected life						5 years
Expected volatility						116.80%
Foreign exchange rate						$ 0.7
March 28, 2025 Warrants [Member] | Bottom of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price		$ 25.89
Risk free interest rate		2.90%
Expected life		4 years 8 months 1 day
Expected volatility		118.79%
Foreign exchange rate		$ 0.72
March 28, 2025 Warrants [Member] | Top of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price		$ 33.48
Risk free interest rate		3.01%
Expected life		4 years 9 months 7 days
Expected volatility		118.86%
Foreign exchange rate		$ 0.74
March 20, 2026 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price			$ 6.73	$ 3.07
Exercise price			$ 3.75	$ 3.75
Expected dividend yield (in Shares)			0	0
Risk free interest rate			2.79%	3.03%
Expected life			4 years 11 months 19 days	5 years
Expected volatility			142.21%	136.65%
Foreign exchange rate			$ 0.717	$ 0.729